Goodwill - Assumptions (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Applications, Technology & Support
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	13.00%
After tax discount rate	11.70%
Terminal growth rate	3.00%
Detailed planning period (in years)	5 years
Target operating margin	36.30%
Core Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	3.50%
After tax discount rate	10.20%
Terminal growth rate	3.00%
Detailed planning period (in years)	5 years
Target operating margin	11.30%
Excess of recoverable amount over carrying amount	€ 4,693